Condensed Interim Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 12,216	$ 16,437,473	$ 2,456,148	$ (994,610)	$ 17,911,227	$ 2,550,149	$ 20,461,376
Balance, shares at Dec. 31, 2019	12,215,545
Translation adjustment				122,489	122,489		122,489
Net income			2,977,050		2,977,050	606,484	3,583,534
Common stock issued	$ 45	39,705			39,750		39,750
Common stock issued, shares	45,000
Distributions to non-controlling interests						(594,882)	(594,882)
Stock-based compensation		156,012			156,012		156,012
Balance at Dec. 31, 2020	$ 12,261	16,633,190	5,433,198	(872,121)	21,206,528	2,561,751	23,768,279
Balance, shares at Dec. 31, 2020	12,260,545
Translation adjustment				82,352	82,352		82,352
Net income			1,450,571		1,450,571	186,484	1,637,055
Common stock issued	$ 55	76,305			76,360		76,360
Common stock issued, shares	55,201
Distributions to non-controlling interests						(157,952)	(157,952)
Stock-based compensation		39,589			39,589		39,589
Balance at Mar. 31, 2021	$ 12,316	16,749,084	6,883,769	(789,769)	22,855,400	2,590,283	25,445,683
Balance, shares at Mar. 31, 2021	12,315,746
Balance at Dec. 31, 2020	$ 12,261	16,633,190	5,433,198	(872,121)	21,206,528	2,561,751	23,768,279
Balance, shares at Dec. 31, 2020	12,260,545
Translation adjustment				96,391	96,391		96,391
Net income			3,449,162		3,449,162	845,095	4,294,257
Common stock issued	$ 94	140,346			140,440		140,440
Common stock issued, shares	94,701
Distributions to non-controlling interests						(804,003)	(804,003)
Stock-based compensation		210,112			210,112		210,112
Balance at Dec. 31, 2021	$ 12,355	16,983,648	8,882,360	(775,730)	25,102,633	2,602,843	27,705,476
Balance, shares at Dec. 31, 2021	12,355,246
Translation adjustment				42,543	42,543		42,543
Net income			1,533,059		1,533,059	144,477	1,677,536
Common stock issued	$ 23	56,917			56,940		56,940
Common stock issued, shares	22,500
Distributions to non-controlling interests						(265,922)	(265,922)
Stock-based compensation		54,271			54,271		54,271
Balance at Mar. 31, 2022	$ 12,378	$ 17,094,836	$ 10,415,419	$ (733,187)	$ 26,789,446	$ 2,481,398	$ 29,270,844
Balance, shares at Mar. 31, 2022	12,377,746